Equity-Based Compensation - Summary of the Unvested Option Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning | shares	351,875
Number of Options, Granted | shares	456,103
Number of Options, Vested | shares	(119,861)
Number of Options, Forfeited | shares	(154,944)
Number of Options, Outstanding Ending | shares	533,173
Weighted-Average Grant Date Fair Value (per option), Unvested, Beginning | $ / shares	$ 159.5
Weighted-Average Grant Date Fair Value (per option), Granted | $ / shares	31.5
Weighted-Average Grant Date Fair Value (per option), Vested | $ / shares	120
Weighted-Average Grant Date Fair Value (per option), Forfeited | $ / shares	108.5
Weighted-Average Grant Date Fair Value (per option), Unvested, Ending | $ / shares	$ 69